                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2003
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell
         ----------------
Address: 645 Madison Avenue, 8th Floor
         -----------------------------
         New York, NY 10022
         ------------------


Form 13F File Number:      28-01221
                              -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:    John D. Hogan
         -------------
Title:   Treasurer
         ---------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


    /s/ John D. Hogan                   New York, NY            08/07/03
        ----------------------      --------------------      ------------
             [Signature]                [City, State]            [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  3
                                         ------------

Form 13F Information Table Entry Total:           124
                                         ------------

Form 13F Information Table Value Total:       763,248
                                         ------------
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                 NONE

     No.         Form 13F File Number          Name

       1         28 - 10208                    Richmond Enterprises, Inc.
     -----            ------------------       --------------------------


       2         28 - 10207                    New York Community Bank
     -----            ------------------       -----------------------


       3         28 - 10200                    New York Community Bancorp, Inc.
     -----            ------------------       --------------------------------

                                   13 F FORM
                              AS OF JUNE 30, 2003

                                     TITLE OF                 VALUE     SHARES/  SH/  PUT   INVSTM    OTHER
NAME OF ISSUER                        CLASS          CUSIP    x$1000    PRN AMT  PRN  CALL  DSCRETN    MANA   SOLE     SHARED  NONE
-----------------------------       ----------     ---------  ------    -------  ---  ----  -------   -----   ----     ------  ----
ABBOTT LABS                            COM         002824100    1099      25104  SH         DEFINED   1,2,3     25104
AFLAC INC                              COM         001055102    4534     147460  SH         DEFINED   1,2,3    147460
AGILENT TECHNOLOGIES INC               COM         00846U101    1440      73650  SH         DEFINED   1,2,3     73650
ALLERGAN INC                           COM         018490102   14970     194160  SH         DEFINED   1,2,3    194160
AMB PROPERTY CORP                      COM         00163T109   15343     544640  SH         DEFINED   1,2,3    544640
AMERICAN INTL GROUP INC                COM         026874107    2103      38104  SH         DEFINED   1,2,3     38104
AMGEN INC                              COM         031162100     731      11091  SH         DEFINED   1,2,3     11091
ANADARKO PETE CORP                     COM         032511107    6032     135640  SH         DEFINED   1,2,3    135640
ANALOG DEVICES INC                     COM         032654105   33668     966924  SH         DEFINED   1,2,3    966924
ANNALY MTG MGMT INC                    COM         035710409     239      12000  SH         DEFINED   1,2,3     12000
APACHE CORP                            COM         037411105    2928      45000  SH         DEFINED   1,2,3     45000
APPLERA CORP                      COM AP BIO GRP   038020103     785      41250  SH         DEFINED   1,2,3     41250
AUTOMATIC DATA PROCESSING IN           COM         053015103     642      18946  SH         DEFINED   1,2,3     18946
BANK MUT CORP                          COM         063748107    1559      48106  SH         DEFINED   1,2,3     48106
BANK OF HAWAII CORP                    COM         062540109     845      25500  SH         DEFINED   1,2,3     25500
BAXTER INTL INC                        COM         071813109    1782      68525  SH         DEFINED   1,2,3     68525
BERKSHIRE HATHAWAY INC DEL             CL A        084670108     435          6  SH         DEFINED   1,2,3         6
BERKSHIRE HATHAWAY INC DEL             CL B        084670207    1516        624  SH         DEFINED   1,2,3       624
BIO RAD LABS INC                       CL A        090572207   14170     256000  SH         DEFINED   1,2,3    256000
BRISTOL MYERS SQUIBB CO                COM         110122108    1243      45800  SH         DEFINED   1,2,3     45800
BROOKFIELD HOMES CORP                  COM         112723101   24661    1599275  SH         DEFINED   1,2,3   1599275
CAPITOL FED FINL                       COM         14057C106    3683     130550  SH         DEFINED   1,2,3    130550
CASCADE NAT GAS CORP                   COM         147339105    2536     132755  SH         DEFINED   1,2,3    132755
CEDAR FAIR L P                    DEPOSITRY UNIT   150185106     773      27600  SH         DEFINED   1,2,3     27600
CELGENE CORP                           COM         151020104    6464     213050  SH         DEFINED   1,2,3    213050
CHARTER FINL CORP WEST PT GA           COM         16122M100    2965     104950  SH         DEFINED   1,2,3    104950
CHEVRONTEXACO CORP                     COM         166764100     499       6914  SH         DEFINED   1,2,3      6914
CIMAREX ENERGY CO                      COM         171798101    2686     113100  SH         DEFINED   1,2,3    113100
CISCO SYS INC                          COM         17275R102     643      38300  SH         DEFINED   1,2,3     38300
COLGATE PALMOLIVE CO                   COM         194162103     937      16175  SH         DEFINED   1,2,3     16175
CONCORD EFS INC                        COM         206197105    2244     152460  SH         DEFINED   1,2,3    152460
COSTCO WHSL CORP NEW                   COM         22160K105    9422     257425  SH         DEFINED   1,2,3    257425
COUNTRYWIDE FINANCIAL CORP             COM         222372104   25708     369525  SH         DEFINED   1,2,3    369525
CREE INC                               COM         225447101     769      47300  SH         DEFINED   1,2,3     47300
D R  HORTON INC                        COM         23331A109   17390     618875  SH         DEFINED   1,2,3    618875
DIEBOLD INC                            COM         253651103    3620      83700  SH         DEFINED   1,2,3     83700
DISNEY WALT CO                      COM DISNEY     254687106     885      44796  SH         DEFINED   1,2,3     44796
DOMINION RES INC VA NEW                COM         25746U109     823      12811  SH         DEFINED   1,2,3     12811
DOVER CORP                             COM         260003108    2996     100000  SH         DEFINED   1,2,3    100000
DPL INC                                COM         233293109    1062      66600  SH         DEFINED   1,2,3     66600
DUKE ENERGY CORP                       COM         264399106    1325      66400  SH         DEFINED   1,2,3     66400
ECHOSTAR COMMUNICATIONS NEW            CL A        278762109   19402     560425  SH         DEFINED   1,2,3    560425
EXXON MOBIL CORP                       COM         30231G102    1379      38408  SH         DEFINED   1,2,3     38408
FIDELITY NATL FINL INC                 COM         316326107    5353     174016  SH         DEFINED   1,2,3    174016
FLORIDAFIRST BANCORP INC NEW           COM         343258109    3290     137100  SH         DEFINED   1,2,3    137100
GENERAL ELEC CO                        COM         369604103     271       9455  SH         DEFINED   1,2,3      9455
HARLEY DAVIDSON INC                    COM         412822108     239       6000  SH         DEFINED   1,2,3      6000
HEINZ H J CO                           COM         423074103     663      20100  SH         DEFINED   1,2,3     20100
HOME DEPOT INC                         COM         437076102     722      21800  SH         DEFINED   1,2,3     21800
HUDSON CITY BANCORP                    COM         443683107   39149    1535250  SH         DEFINED   1,2,3   1535250
INTERNATIONAL FLAVORS&FRAGRA           COM         459506101   27403     858225  SH         DEFINED   1,2,3    858225
INTERNATIONAL RECTIFIER CORP           COM         460254105    2220      82775  SH         DEFINED   1,2,3     82775
JOHNSON & JOHNSON                      COM         478160104    4481      86672  SH         DEFINED   1,2,3     86672
KIMCO REALTY CORP                      COM         49446R109    4226     111500  SH         DEFINED   1,2,3    111500
LABORATORY CORP AMERICA HLDGS          NEW         50540R409    9784     324500  SH         DEFINED   1,2,3    324500
LENNAR CORP                            CL A        526057104     404       5650  SH         DEFINED   1,2,3      5650
LIFECORE BIOMEDICAL INC                COM         532187101     101      17900  SH         DEFINED   1,2,3     17900
LILLY ELI & CO                         COM         532457108    2832      41064  SH         DEFINED   1,2,3     41064
LONGVIEW FIBRE CO                      COM         543213102     402      49000  SH         DEFINED   1,2,3     49000
M & T BK CORP                          COM         55261F104    2804      33290  SH         DEFINED   1,2,3     33290
MCCORMICK & CO INC                 COM NON VTG     579780206    2992     110000  SH         DEFINED   1,2,3    110000
MERCK & CO INC                         COM         589331107     769      12700  SH         DEFINED   1,2,3     12700
MERCURY COMPUTER SYS                   COM         589378108   12210     672365  SH         DEFINED   1,2,3    672365
MFA MTG INVTS INC                      COM         55272X102    6840     681300  SH         DEFINED   1,2,3    681300
MRV COMMUNICATIONS INC                 COM         553477100      33      17000  SH         DEFINED   1,2,3     17000
MURPHY OIL CORP                        COM         626717102    3687      70100  SH         DEFINED   1,2,3     70100
NEW YORK COMNTY BANCORP INC            COM         649445103   17539     602935  SH         DEFINED   1,2,3    602935
NISOURCE INC                           COM         65473P105    7664     403350  SH         DEFINED   1,2,3    403350
NORTHWEST NAT GAS CO                   COM         667655104     917      33650  SH         DEFINED   1,2,3     33650
ORACLE CORP                            COM         68389X105     144      12000  SH         DEFINED   1,2,3     12000
PACTIV CORP                            COM         695257105   10322     523700  SH         DEFINED   1,2,3    523700
PALL CORP                              COM         696429307    1684      74850  SH         DEFINED   1,2,3     74850
PARTNERS TRUST FINCL GROUP I           COM         70213A103    3193     167350  SH         DEFINED   1,2,3    167350
PEPSICO INC                            COM         713448108     513      11530  SH         DEFINED   1,2,3     11530
PFIZER INC                             COM         717081103     446      13050  SH         DEFINED   1,2,3     13050
PIONEER NAT RES CO                     COM         723787107   24161     925700  SH         DEFINED   1,2,3    925700
PLUM CREEK TIMBER CO INC               COM         729251108   16699     643500  SH         DEFINED   1,2,3    643500
PMC CAP INC                            COM         693430100     179      37000  SH         DEFINED   1,2,3     37000
PMC COML TR                         SH BEN INT     693434102    7002     522550  SH         DEFINED   1,2,3    522550
POGO PRODUCING CO                      COM         730448107   29970     701050  SH         DEFINED   1,2,3    701050
POLARIS INDS INC                       COM         731068102    3764      61300  SH         DEFINED   1,2,3     61300
PRESSTEK INC                           COM         741113104      68      11000  SH         DEFINED   1,2,3     11000
PRINCIPAL FINANCIAL GROUP IN           COM         74251V102   28147     872775  SH         DEFINED   1,2,3    872775
PROCTER & GAMBLE CO                    COM         742718109     576       6462  SH         DEFINED   1,2,3      6462
PROVIDENT FINL SVCS INC                COM         74386T105     408      21400  SH         DEFINED   1,2,3     21400
PRUDENTIAL FINL INC                    COM         744320102     602      17889  SH         DEFINED   1,2,3     17889
QUEST DIAGNOSTICS INC                  COM         74834L100     810      12700  SH         DEFINED   1,2,3     12700
QUINTON CARDIOLOGY SYS INC             COM         748773108    7288     934300  SH         DEFINED   1,2,3    934300
REGENCY CTRS CORP                      COM         758849103    2984      85300  SH         DEFINED   1,2,3     85300
RIGHT MGMT CONSULTANTS INC             COM         766573109     293      23200  SH         DEFINED   1,2,3     23200
SEALED AIR CORP NEW                    COM         81211K100     524      11000  SH         DEFINED   1,2,3     11000
SHIRE PHARMACEUTICALS GRP PL      SPONSORED ADR    82481R106   10727     543150  SH         DEFINED   1,2,3    543150
SIGMA ALDRICH CORP                     COM         826552101    2928      53900  SH         DEFINED   1,2,3     53900
SLM CORP                               COM         78442P106    4505     115011  SH         DEFINED   1,2,3    115011
SOUTHWESTERN ENERGY CO.                COM         845467109    4065     270800  SH         DEFINED   1,2,3    270800
SPX CORP                               COM         784635104    1073      24350  SH         DEFINED   1,2,3     24350
ST JOE CO                              COM         790148100   10107     323950  SH         DEFINED   1,2,3    323950
STANCORP FINL GROUP INC                COM         852891100   17289     331075  SH         DEFINED   1,2,3    331075
STANLEY WKS                            COM         854616109    2273      82340  SH         DEFINED   1,2,3     82340
TELEFLEX INC                           COM         879369106   30545     717860  SH         DEFINED   1,2,3    717860
THERASENSE INC                         COM         883381105    1287     128750  SH         DEFINED   1,2,3    128750
THORNBURG MTG INC                      COM         885218107     225       9100  SH         DEFINED   1,2,3      9100
TIERONE CORP                           COM         88650R108   23251    1189325  SH         DEFINED   1,2,3   1189325
U S PHYSICAL THERAPY INC               COM         90337L108    1993     152500  SH         DEFINED   1,2,3    152500
UNILEVER N V                       N Y SHS NEW     904784709     735      13604  SH         DEFINED   1,2,3     13604
UNIVERSAL HLTH SVCS INC                CL B        913903100    1173      29600  SH         DEFINED   1,2,3     29600
VENTANA MED SYS INC                    COM         92276H106    1852      68420  SH         DEFINED   1,2,3     68420
VERIZON COMMUNICATIONS                 COM         92343V104     586      14864  SH         DEFINED   1,2,3     14864
W P CAREY & CO LLC                     COM         92930Y107     464      15500  SH         DEFINED   1,2,3     15500
WASHINGTON FED INC                     COM         938824109   11040     476700  SH         DEFINED   1,2,3    476700
WATTS INDS INC                         CL A        942749102     631      35350  SH         DEFINED   1,2,3     35350
WEINGARTEN RLTY INVS                   COM         948741103     396       9450  SH         DEFINED   1,2,3      9450
WESTFIELD FINANCIAL INC                COM         96008D101    8327     442700  SH         DEFINED   1,2,3    442700
WESTPORT RES CORP NEW                  COM         961418100   24019    1055800  SH         DEFINED   1,2,3   1055800
WILEY JOHN & SONS INC                  CL A        968223206    2670     101900  SH         DEFINED   1,2,3    101900
YANKEE CANDLE INC                      COM         984757104   20126     866750  SH         DEFINED   1,2,3    866750
SEALED AIR CORP NEW                PFD CV A $2     81211K209    1936      38000  SH         DEFINED   1,2,3     38000
WESTPORT RES CORP NEW                PFD CONV      961418209    6269     247800  SH         DEFINED   1,2,3    247800
COMMSCOPE INC                    NOTE 4.000%12/1   203372AB3    2036    2250000 PRN         DEFINED   1,2,3   2250000
ECHOSTAR COMMUNICATIONS NEW      NOTE 4.875% 1/0   278762AD1   10253   10330000 PRN         DEFINED   1,2,3  10330000
GETTY IMAGES INC                 NOTE 5.000% 3/1   374276AE3    2875    2791000 PRN         DEFINED   1,2,3   2791000
INTERNATIONAL RECTIFIER CORP     NOTE 4.250% 7/1   460254AE5   15932   16361000 PRN         DEFINED   1,2,3  16361000
INVITROGEN CORP                  NOTE 5.500% 3/0   46185RAB6    5945    5930000 PRN         DEFINED   1,2,3   5930000
LEVEL 3 COMMUNICATIONS INC       NOTE 6.000% 9/1   52729NAG5       7      10000 PRN         DEFINED   1,2,3     10000
